SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Net loss attributable to the owners of the company	$ (20,914)	$ (6,184)		$ (4,939)
Diluted earnings (loss) per share	$ (7.82)	$ (8.47)	[1],[2]	$ (7.41)	[1],[2]
Weighted average number of ordinary shares used in calculating diluted earnings per share	2,676	730		666

[1]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock split (see also Note 1.B)
[2]	Restated as a result of the SPAC transaction and the reverse share split described in Note 14B(4), the calculation of the basic and diluted loss per share for all past periods presented have been adjusted retrospectively based on the new number of shares as derived from the conversion ratio.